Investment in associate, Summarized Balance Sheet (Q2) (Details) - USD ($)	Jan. 31, 2025	Jul. 31, 2024
ASSETS
Cash	$ 16,665	$ 21,106
Total assets	2,656,739	$ 142,858
Monroe Sequestration Partners ("MSP") [Member]
ASSETS
Cash	20,931
Due from related parties	$ 81,340
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	Related Party [Member]
Prepaid expenses	$ 40,000
Start-up costs, net	104,000
Total assets	246,271
LIABILITIES
Accrued liabilities	10,000
Convertible Debt	825,050
Total liabilities	$ 835,050